Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
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Notes and Accounts Receivable, Net
12.	NOTES AND ACCOUNTS RECEIVABLE, NET

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Notes and accounts receivable	$128,815.4	$121,605.0
Allowance for doubtful receivables	(480.1)	(471.8)

Notes and accounts receivable, net	$128,335.3	$121,133.2

In principle, the payment term granted to customers is due 30 days from the invoice date or 30 days from the end of the month of when the invoice is issued. The allowance for doubtful receivables is assessed by reference to the collectability of receivables by performing the account aging analysis, historical experience and current financial condition of customers.

Except for those impaired, for the rest of the notes and accounts receivable, the account aging analysis at the end of the reporting period is summarized in the following table. There was no impairment concern for the accounts receivable that were past due without recognizing a specific allowance for doubtful receivables since there was no significant change in the credit quality of its customers after the assessment. In addition, the Company has obtained guarantee against certain receivables.

Aging analysis of notes and accounts receivable, net

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Neither past due nor impaired	$108,411.4	$105,295.2
Past due but not impaired
Past due within 30 days	15,017.8	13,984.1
Past due 31-60 days	1,844.8	929.7
Past due 61-120 days	3,061.3	582.8
Past due over 121 days	—	341.4

	$128,335.3	$121,133.2

Movements of the allowance for doubtful receivables

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 2015	$8.1	$478.6	$486.7
Provision	28.6	4.8	33.4
Reversal/Write-off	(29.1)	(4.7)	(33.8)
Effect of acquisition of subsidiary	1.8	—	1.8
Effect of exchange rate changes	0.8	(0.7)	0.1

Balance at December 31, 2015	$10.2	$478.0	$488.2

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 2016	$10.2	$478.0	$488.2
Provision	—	0.3	0.3
Reversal/Write-off	(8.4)	—	(8.4)

Balance at December 31, 2016	$1.8	$478.3	$480.1

Balance at January 1, 2017	$1.8	$478.3	$480.1
Reversal/Write-off	(1.8)	(6.3)	(8.1)
Effect of exchange rate changes	—	(0.2)	(0.2)

Balance at December 31, 2017	$—	$471.8	$471.8

Aging analysis of accounts receivable that is individually determined as impaired

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Past due over 121 days	$1.8	$—